SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-23C-1

STATEMENT BY REGISTERED CLOSED-END
INVESTMENT COMPANY WITH RESPECT TO
PURCHASES OF ITS OWN SECURITIES PURSUANT
TO RULE N-23C-1 DURING THE LAST CALENDAR MONTH

REPORT FOR CALENDAR MONTH SEPTEMBER 1999

                THE GERMANY FUND, INC.
(Name of registered closed-end investment company)

                                   Approx Asset
Date           Number    Price    Value or Approx    Seller
Each    Ident  Shares     Per     Asset Cov/Shr     or Seller's
Trans    Sec   Purch     Share   at Time of Purch    Broker

9-13    GER    3400     13.7813     15.23          Weeden & Co.


The Germany Fund, Inc.
(Name of Registrant)
By Isabella Chan - Assistant Treasurer
Date of Statement  10/8/99

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-23C-1

STATEMENT BY REGISTERED CLOSED-END
INVESTMENT COMPANY WITH RESPECT TO
PURCHASES OF ITS OWN SECURITIES PURSUANT
TO RULE N-23C-1 DURING THE LAST CALENDAR MONTH

REPORT FOR CALENDAR MONTH OCTOBER 1999

                THE GERMANY FUND, INC.
(Name of registered closed-end investment company)

                                     Approx Asset
Date           Number    Price    Value or Approx    Seller
Each    Ident  Shares     Per     Asset Cov/Shr     or Seller's
Trans   Sec    Purch     Share   at Time of Purch    Broker

10-08   GER    44600    13.9375     15.40          Weeden & Co.
10-12   GER      500    13.8125     15.28          Weeden & Co.
10-13   GER    18300    13.8381     15.17          Weeden & Co.
10-22   GER     3000    13.4375     15.21          Weeden & Co.
10-25   GER     3100    13.2883     15.12          Weeden & Co.
10-26   GER     3100    13.4798     15.19          Weeden & Co.
10-27   GER    22300    13.4403     15.13          Weeden & Co.
10-28   GER     3100    13.6472     15.35          Weeden & Co.




The Germany Fund, Inc.
(Name of Registrant)
By Isabella Chan - Assistant Treasurer
Date of Statement  11/5/99